Forward Purchase Agreements (Details) - USD ($)	9 Months Ended				12 Months Ended
	Oct. 01, 2023		Sep. 30, 2022	[1]	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[2]
Forward Purchase Agreements [Line Items]
Ordinary shares, par value	$ 0.0001				$ 0.0001		$ 0.0001
Purchase percentage	9.90%
Initial price	$ 5
Number of shares	$ 2
Issued shares (in shares)	518,752
Other income (expense)	$ (4,009,000)	[1]	$ 76,000		$ (4,810,000)	[2]	$ (1,330,000)	[2]	$ (462,000)
Fair value of prepaid forward purchase agreements	100,000
Prepaid forward purchase liability	6,700,000
Purchase liabilities	$ 0				$ 25,200,000
Complete Solaria Common Stock [Member]
Forward Purchase Agreements [Line Items]
Issued shares (in shares)	6,720,000
FPA'S [Member]
Forward Purchase Agreements [Line Items]
Aggregate shares	6,720,000
Initial price	$ 10.56
Issued shares (in shares)	6,300,000
Other income (expense)	$ 35,500,000
Purchase liabilities	$ 6,600,000

[1]	Non-cash interest expense to related parties of $0.1 million and $0.4 million during the thirteen and thirty-nine weeks ended October 1, 2023, respectively, and zero and $0.1 million during the three and nine months ended September 30, 2022, respectively.
[2]	Non-cash interest expense to related parties of $0.3 million, $0.7 million and $0.2 million during the years ended December 31, 2022, 2021 and 2020, respectively.